Description of the Plan - Schedule of non-elective employer contribution vest (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement, Tranche One [Member]
EBP, Description of Plan [Line Items]
Years of Service	1 year
Employee Benefit Plan, Vesting Percentage	0.00%
Share-Based Payment Arrangement, Tranche Two [Member]
EBP, Description of Plan [Line Items]
Years of Service	2 years
Employee Benefit Plan, Vesting Percentage	20.00%
Share-Based Payment Arrangement, Tranche Three [Member]
EBP, Description of Plan [Line Items]
Years of Service	3 years
Employee Benefit Plan, Vesting Percentage	40.00%
Share Based Compensation Award Tranche Four [Member]
EBP, Description of Plan [Line Items]
Years of Service	4 years
Employee Benefit Plan, Vesting Percentage	70.00%
Share Based Compensation Award Tranche Five [Member]
EBP, Description of Plan [Line Items]
Years of Service	5 years
Employee Benefit Plan, Vesting Percentage	100.00%